Retirement Plans and Postretirement Costs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Expected return on plan assets	5.45%
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$ 105,472
Fair value of plan assets at end of year	104,460	$ 105,472
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Amortization of prior service (cost) credits	753	753
Amortization of unrecognized net loss	(3,059)	(3,468)
Pension and SERP Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	50	64	$ 217
Interest cost	4,387	4,173	4,407
Expected return on plan assets	(5,509)	(6,174)	(6,442)
Amortization of prior service cost (credit)	11	11	12
Amortization of unrecognized net loss	2,443	2,775	2,665
Net periodic benefit cost (credit)	$ 1,382	$ 849	859
Benefit Obligations:
Benefit Obligations, Discount rate	3.79%	4.53%
Benefit Obligations, Rate of compensation increases - SERP	3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	4.53%	4.39%
Net Periodic Benefit Cost, Expected return on plan assets	5.45%	6.50%
Net Periodic Benefit Cost, Rate of compensation increases - SERP	3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 99,329	$ 97,445
Service cost	50	64	217
Interest cost	4,387	4,173	4,407
Actuarial loss (gain)	6,783	2,118
Benefits paid	(4,397)	(4,471)
Benefit obligation at end of year	106,152	99,329	97,445
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	105,472	104,340
Actual return on plan assets	371	2,450
Employer contribution	3,014	3,153
Benefits paid	(4,397)	(4,471)
Fair value of plan assets at end of year	104,460	105,472	104,340
Funded status – (accrued) prepaid benefit obligations	(1,692)	6,143
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	72	7,733
Accrued payroll and benefits (current liabilities)	(299)	(259)
Accrued benefit obligations (long-term liabilities)	(1,465)	(1,331)
Net amount recognized	(1,692)	6,143
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net actuarial loss (gain)	11,921	5,843
Amortization of prior service (cost) credits	(11)	(11)
Amortization of unrecognized net loss	(2,443)	(2,775)
Net periodic benefit cost (credit)	1,382	849	859
Total recognized in other comprehensive loss (income), before tax	9,467	3,057
Total recognized in net periodic benefit cost and other comprehensive loss (income), before tax	10,849	3,906
Postretirement Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST:
Service cost	12	14	15
Interest cost	87	114	157
Amortization of prior service cost (credit)	(764)	(764)	(764)
Amortization of unrecognized net loss	616	693	847
Net periodic benefit cost (credit)	$ (49)	$ 57	255
Benefit Obligations:
Benefit Obligations, Discount rate	3.79%	4.53%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	4.53%	4.39%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 2,179	$ 2,929
Service cost	12	14	15
Interest cost	87	114	157
Actuarial loss (gain)	(281)	(189)
Benefits paid	(395)	(689)
Benefit obligation at end of year	1,602	2,179	2,929
CHANGE IN PLAN ASSETS:
Employer contribution	395	689
Benefits paid	(395)	(689)
Funded status – (accrued) prepaid benefit obligations	(1,602)	(2,179)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)	(340)	(522)
Accrued benefit obligations (long-term liabilities)	(1,262)	(1,657)
Net amount recognized	(1,602)	(2,179)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net actuarial loss (gain)	(281)	(189)
Amortization of prior service (cost) credits	764	764
Amortization of unrecognized net loss	(616)	(693)
Net periodic benefit cost (credit)	(49)	57	$ 255
Total recognized in other comprehensive loss (income), before tax	(133)	(118)
Total recognized in net periodic benefit cost and other comprehensive loss (income), before tax	$ (182)	$ (61)